13F-HR
 1
 Bill@baxterinvestment.com
 NONE
 0001096783
 fmd*ekv8
 03/31/2005
 13F-HR


Submitted To:

United States
Securities and Exchange Commission
Washington, D.C.   20549

FORM 13F

FORM 13F COVER PAGE
Report for Calendar Year or Quarter Ended: March 31, 2005
Check Here if Amendment ()
This Amendment (Check only one):() is a restatement
                                (X) adds new holding entries

Institutional Investment Manager Filing this Report:

Name:		  Baxter Brothers, Inc.
Address:	  1030 East Putnam Avenue
		  P.O. Box 2200
		  Greenwich, CT  06830

SEC 13F File Number:		028-05169

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete and that is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person signing this report:

Name:  William J. Baxter III
Title: Owner / Portfolio Manager
Phone: 203-637-4559

Signature, Place and Date of Signing:

William J. Baxter III, 1030 East Putnam Avenue
Greenwich, CT 06830, October 10, 2003

Report Type (Check only One):
(X)  13F HOLDING REPORT
()   13F NOTICE
()   13F COMBINATION REPORT

List of other Managers reporting for this Manager:
NONE

Form 13 F Summary Page

Number of Other Included Managers:  0
Form 13F Information Table Entry Table: 55
From 13F Information Table Value Total (USD):  173,966,000.00
List of Other Managers Included: None
Voting Authority: None


                       Title            Value    Shares/   Sh/ Put/Invstmt
Name of Issuer         of class CUSIP  (x$1000)  Prn Amt   Prn CallDscretn

21st Century Ins Gp	COM	90130N103	145	10400	SH		Sole
3m Company		COM	604059105	328	3833	SH		Sole
Abbott Labs		COM	002824100	1202	25773	SH		Sole
Aflac Inc.		COM	001055102	4238	113731	SH		Sole
American Express	COM	025816109	7798	151800	SH		Sole
American Int'l Group	COM	026874107	16422	296370	SH		Sole
Anheuser Busch		COM	035229103	3184	67180	SH		Sole
Bank Of Amer		COM	060505104	364	8247	SH		Sole
Beckman Coulter Inc	COM	075811109	3131	47125	SH		Sole
Berkshire Hathaway	COM	084670991	1653	19	SH		Sole
Berkshire Hathaway B	COM	084670207	14054	4921	SH		Sole
Chevron Texaco		COM	166764100	364	6238	SH		Sole
Chubb			COM	171232101	287	3620	SH		Sole
Citigroup Inc		COM	172967101	1714	38130	SH		Sole
Coca-Cola		COM	191216100	2684	64419	SH		Sole
Colgate Palmolive	COM	194162103	7442	142657	SH		Sole
Comcast A		COM	200300200	446	13190	SH		Sole
Comcast Corp A		COM	200300200	12890	385468	SH		Sole
Costco Wholesale	COM	22160K105	6688	151385	SH		Sole
Diageo (guinness)	COM	25243q205	4958	87137	SH		Sole
Disney			COM	254687106	1563	54393	SH		Sole
Dupont			COM	263534109	251	4907	SH		Sole
Emerson Electric	COM	291011104	1069	16470	SH		Sole
Exxon Mobil		COM	302290101	2887	48447	SH		Sole
Fannie Mae		COM	313586109	5127	94169	SH		Sole
Freddie Mac		COM	313400301	1523	24100	SH		Sole
General Electric	COM	369604103	11532	319791	SH		Sole
Gillette		COM	375766102	1711	33901	SH		Sole
Glowpoint		COM	379887102	54	40100	SH		Sole
Golden Eagle Int'l	COM	380961102	3	100000	SH		Sole
H & R Block		COM	093671105	401	7935	SH		Sole
Home Depot		COM	437076102	1208	31600	SH		Sole
I.B.M.			COM	459200101	442	4838	SH		Sole
Johnson & Johnson	COM	478160104	2931	43637	SH		Sole
Laboratory Corp		COM	50540R409	9147	189765	SH		Sole
Mercury General Corp	COM	589400100	3608	65297	SH		Sole
Microsoft		COM	594918104	428	17726	SH		Sole
Moody's Corp		COM	615369105	1250	15460	SH		Sole
Nestle Sa Rep Adr	COM	641069406	288	4200	SH		Sole
Pepsico Inc.		COM	713448108	2039	38444	SH		Sole
Pfizer			COM	717081103	9527	362675	SH		Sole
Procter & Gamble	COM	742718109	1523	28738	SH		Sole
Rayonier Inc		COM	754907103	310	6249	SH		Sole
Royal Dutch Petr.	COM	780257804	756	12589	SH		Sole
Schering-Plough		COM	806605101	248	13638	SH		Sole
Time Warner Inc		COM	887315109	8521	485530	SH		Sole
United Technologies	COM	913017109	2606	25633	SH		Sole
Ust Inc Com		COM	902911106	569	11000	SH		Sole
Viacom Inc Cl B		COM			2085	59851	SH		Sole
Walmart			COM	931142103	213	4241	SH		Sole
Washington Post		COM	939640108	1004	1123	SH		Sole
Wells Fargo & Co.	COM	949746101	1894	31679	SH		Sole
Wesco Financial		COM	950817106	1659	4310	SH		Sole
Wr Berkley Corp		COM	084423102	5369	108245	SH		Sole
Wyeth/Amer Home		COM	026609107	226	5365	SH		Sole